FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
May 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Detailed Information About Foreign Currency Risk [Table Text Block]
	May 31, 2026 US $	May 31, 2025 US $
Cash and cash equivalents	25,030,800	3,462,908
Service receivable	-	12,500
Trade payables	(3,366)	(10,218)
Net US dollar exposure	25,027,434	3,465,190
	May 31, 2026 EURO	May 31, 2025 EURO
Cash and cash equivalents	175,841	15,213
VAT receivable	15,631	37
Trade and other current liabilities	(47,653)	(6,753)
Net Euro exposure	143,819	8,497

Disclosure of Detailed Information About Liquidity Risk [Table Text Block]
		Due prior to
	Amount	2027	2028	2029	2030	2031
	$	$	$	$	$	$
Trade payables and other current liabilities	707,067	707,067	-	-	-	-
Lease liability (Note 9)	484,755	89,436	97,237	105,254	118,085	74,743
Total expected maturities	1,191,822	796,503	97,237	105,254	118,085	74,743